Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 6,047	$ 927	¥ 1,300	¥ 57
Amortization expenses, 2021	5,800
Amortization expenses, 2022	4,492
Amortization expenses, 2023	2,792
Amortization expenses, 2024	731
Amortization expenses, 2025	¥ 65